UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600

Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York         February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]               [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  $714,150
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                     Name
--------------------                     ----
(1)  28-10548                            SLS Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                     TITLE                       VALUE    SHRS OR   SH/  PUT/  INVSTNT    DISCRTN    OTHR       VOTING AUTHORITY
NAME OF ISSUER       OF CLASS          Cusip    (X$1000)  PRN AMT   PRN  CALL  SOLE       SHARED     MGRS  SOLE      SHARED     NONE
--------------       --------          -----    --------  -------   ---  ----  ----       ------     ----  ----      ------     ----
Hanover Ins Group
  INC                COM               410867105  62,307  1,491,676 SH           904,969    586,707  (1)    904,969    586,707
Fleetwood
  Enterprises Inc    COM               339099103  46,615  3,774,501 SH         2,220,178  1,554,323  (1)  2,220,178  1,554,323
Allied Waste Inds
  Inc                COM PAR $.01 NEW  019589308  39,634  4,534,771 SH         2,585,874  1,948,897  (1)  2,585,874  1,948,897
Circuit City STORE
  INC                COM               172737108  37,390  1,655,177 SH           911,508    743,669  (1)    911,508    743,669
Viacom Inc NEW       CL B              92553P201  36,802  1,128,886 SH           662,477    466,409  (1)    662,477    466,409
Freescale
  Semiconductor Inc  COM CL A          35687M107  33,193  1,317,691 SH           724,486    593,205  (1)    724,486    593,205
Williams Cos Inc
  DEL                COM               969457100  33,172  1,431,667 SH           847,905    583,762  (1)    847,905    583,762
American Std Cos
  Inc DEL            COM               029712106  30,234    756,796 SH           514,012    242,784  (1)    514,012    242,784
Ceridian Corp NEW    COM               156779100  28,176  1,133,832 SH           763,766    370,066  (1)    763,766    370,066
United States STL
  Corp               COM               912909108  25,472    529,886 SH           430,707     99,179  (1)    430,707     99,179
Leap Wireless
  Intl Inc           COM NEW           521863308  24,789    654,410 SH           398,569    255,841  (1)    398,569    255,841
Sears Hldgs Corp     COM               812350106  23,800    206,003 SH           117,170     88,833  (1)    117,170     88,833
Limited BRANDS Inc   COM               532716107  23,030  1,030,412 SH           699,789    330,623  (1)    699,789    330,623
Readers Digest
  Assocn Inc         COM               755267101  20,915  1,374,191 SH           869,971    504,220  (1)    869,971    504,220
Ashland Inc NEW      COM               044209104  20,381    352,000 SH           238,878    113,122  (1)    238,878    113,122
Alliance Gaming
  Corp               COM NEW           01859P609  20,002  1,536,245 SH         1,047,164    489,081  (1)  1,047,164    489,081
Amerada Hess Corp    COM               023551104  19,365    152,700 SH           103,814     48,886  (1)    103,814     48,886
Washington Group
  Intl Inc           COM NEW           938862208  19,198    362,432 SH           224,675    137,757  (1)    224,675    137,757
Waste Mgmt Inc DEL   COM               94106L109  17,840    587,800 SH           359,990    227,810  (1)    359,990    227,810
Pacific Sunwear
  Calif Inc          COM               694873100  17,626    707,300 SH           481,200    226,100  (1)    481,200    226,100
Molson Coors
  Brewing Co         CL B              60871R209  15,073    225,000 SH           152,780     72,220  (1)    152,780     72,220
McDonalds Corp       COM               580135101  11,399    338,037 SH           229,647    108,390  (1)    229,647    108,390
OM Group Inc         COM               670872100  10,984    585,500 SH           398,053    187,447  (1)    398,053    187,447
Louisiana Pac Corp   COM               546347105  10,012    364,471 SH           245,257    119,214  (1)    245,257    119,214
Freescale
  Semiconductor Inc  CL B              35687M206   9,190    365,108 SH           246,607    118,501  (1)    246,607    118,501
OccuLogix Inc        COM               67461T107   8,290  1,151,332 SH           769,506    381,826  (1)    769,506    381,826
Renovis Inc          COM               759885106   7,907    516,781 SH           353,599    163,182  (1)    353,599    163,182
Harley Davidson Inc  COM               412822108   7,460    144,880 SH            70,989     73,891  (1)     70,989     73,891
Birch MTN Res Ltd    COM               09066X109   5,252    732,500 SH           498,485    234,015  (1)    498,485    234,015
Sovereign Bancorp
  INC                COM               845905108   4,173    193,000 SH           131,480     61,520  (1)    131,480     61,520
Medis Technologies
  LTD                COM               58500P107   2,976    202,332 SH           161,179     41,153  (1)    161,179     41,153
Century Alum Co      COM               156431108     826     31,500 SH            21,449     10,051  (1)     21,449     10,051
Loews Corp           COM               540424108  31,079    327,666 SH           194,191    133,475  (1)    194,191    133,475
Grant Prideco Inc    COM               38821G101   9,588    217,320 SH           147,410     69,910  (1)    147,410     69,910

02740 0001 641044